SHARE BASED COMPENSATION - Summary of the non-vested shares activity (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of Non-vested Shares
Outstanding, beginning balance | shares	159,385
Granted | shares	387,170
Vested | shares	(185,685)
Forfeited | shares	(215,950)
Outstanding, ending balance | shares	144,920
Weighted Average Grant Date Fair Value
Outstanding, beginning balance | $ / shares	$ 7.11
Granted | $ / shares	0.47
Vested | $ / shares	2.62
Forfeited | $ / shares	0.89
Outstanding, ending balance | $ / shares	$ 4.38